PLANT, EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Assets under construction	$ 3,655	$ 3,283